Note 5 - Term Loans and Convertible Promissory Notes - Convertible Promissory Notes (Details) (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Note Payable, One [Member]
Maturity date	Mar. 29, 2019	Mar. 29, 2019
Interest rate	8.00%	8.00%
Convertible Note Payable Two [Member]
Maturity date	Sep. 27, 2019	Sep. 27, 2019
Interest rate	8.00%	8.00%
Convertible Note Payable, Three [Member]
Maturity date	Dec. 21, 2019	Dec. 21, 2019
Interest rate	8.00%	8.00%
Convertible Note Payable, Four [Member]
Maturity date	Mar. 29, 2020
Interest rate	8.00%